Segment information (Schedule of Segment Information by Segment Areas (Geographical Segments) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Segment information [Line Items]
Revenue	$ 492,518,000	$ 660,838,000	$ 756,625,000
Sale of crude oil	472,054,000	648,670,000	726,947,000
Sale of purchased crude oil	419,000	7,177,000	5,464,000
Sale of gas	6,251,000	5,076,000	25,024,000
Commodity risk management contracts designated as cash flow hedges	13,794,000	(85,000)	(810,000)
Production and operating costs	(141,059,000)	(164,034,000)	(232,325,000)
Royalties in cash	(6,195,000)	(4,189,000)	(12,845,000)
Economic rights in cash	(3,079,000)	(6,484,000)	(72,032,000)
Share-based payment	(400,000)	(647,000)	(750,000)
Operating costs	(131,385,000)	(152,714,000)	(146,698,000)
Adjusted EBITDA	277,141,000	416,889,000	451,862,000
Depreciation	(117,190,000)	(130,659,000)	(120,934,000)
Impairment loss for non-financial assets	(30,989,000)	0	(13,332,000)
Write-off of unsuccessful exploration efforts	(13,422,000)	(14,779,000)	(29,563,000)
Total assets	1,040,447,000	1,200,055,000	1,016,549,000
Purchase of property, plant and equipment	98,358,000	191,310,000	199,040,000
Colombia [Member]
Disclosure of Segment information [Line Items]
Revenue	461,418,000	619,762,000	702,401,000
Sale of crude oil	447,624,000	617,989,000	702,308,000
Sale of gas	0	1,858,000	903,000
Commodity risk management contracts designated as cash flow hedges	13,794,000	(85,000)	(810,000)
Production and operating costs	(124,014,000)	(143,634,000)	(204,245,000)
Royalties in cash	(5,131,000)	(3,953,000)	(11,201,000)
Economic rights in cash	(3,079,000)	(6,484,000)	(72,032,000)
Share-based payment	(368,000)	(642,000)	(671,000)
Operating costs	(115,436,000)	(132,555,000)	(120,341,000)
Adjusted EBITDA	280,080,000	419,320,000	446,835,000
Depreciation	(110,030,000)	(121,143,000)	(101,666,000)
Write-off of unsuccessful exploration efforts	(13,422,000)	(6,909,000)	(29,563,000)
Total assets	867,288,000	885,438,000	895,900,000
Purchase of property, plant and equipment	96,659,000	167,002,000	178,113,000
Ecuador [Member]
Disclosure of Segment information [Line Items]
Revenue	18,463,000	30,567,000	19,097,000
Sale of crude oil	18,463,000	30,567,000	19,097,000
Sale of gas	0	0	0
Commodity risk management contracts designated as cash flow hedges		0	0
Production and operating costs	(7,775,000)	(9,549,000)	(10,242,000)
Royalties in cash	0	0	0
Economic rights in cash		0
Share-based payment	(32,000)	(5,000)	(7,000)
Operating costs	(7,743,000)	(9,544,000)	(10,235,000)
Adjusted EBITDA	7,284,000	14,746,000	5,159,000
Depreciation	(4,818,000)	(8,290,000)	(7,096,000)
Impairment loss for non-financial assets	(30,989,000)	0	0
Write-off of unsuccessful exploration efforts	0	(7,714,000)	0
Total assets	2,450,000	48,333,000	40,336,000
Purchase of property, plant and equipment	161,000	24,057,000	20,889,000
Brazil [Member]
Disclosure of Segment information [Line Items]
Revenue	6,435,000	2,934,000	14,019,000
Sale of crude oil	200,000	114,000	490,000
Sale of gas	6,235,000	2,820,000	13,529,000
Commodity risk management contracts designated as cash flow hedges		0	0
Production and operating costs	(4,856,000)	(4,140,000)	(4,946,000)
Royalties in cash	(365,000)	(224,000)	(1,096,000)
Economic rights in cash		0
Share-based payment	0	0	0
Operating costs	(4,491,000)	(3,916,000)	(3,850,000)
Adjusted EBITDA	(440,000)	(3,732,000)	6,374,000
Depreciation	(246,000)	(1,214,000)	(2,332,000)
Write-off of unsuccessful exploration efforts	0	(156,000)	0
Total assets	7,789,000	14,040,000	27,891,000
Purchase of property, plant and equipment	106,000	251,000	22,000
Chile [Member]
Disclosure of Segment information [Line Items]
Revenue		398,000	15,644,000
Sale of crude oil		0	5,052,000
Sale of gas		398,000	10,592,000
Commodity risk management contracts designated as cash flow hedges		0	0
Production and operating costs		(437,000)	(8,226,000)
Royalties in cash		(12,000)	(548,000)
Economic rights in cash		0
Share-based payment		0	(72,000)
Operating costs		(425,000)	(7,606,000)
Adjusted EBITDA		(120,000)	4,952,000
Depreciation			(9,815,000)
Impairment loss for non-financial assets	0	0	(13,332,000)
Write-off of unsuccessful exploration efforts		0	0
Total assets			36,192,000
Purchase of property, plant and equipment		0	16,000
Argentina [Member]
Disclosure of Segment information [Line Items]
Revenue	5,783,000	0	0
Sale of crude oil	5,767,000	0	0
Sale of gas	16,000	0	0
Commodity risk management contracts designated as cash flow hedges		0	0
Production and operating costs	(4,097,000)	0	0
Royalties in cash	(699,000)	0	0
Economic rights in cash		0
Share-based payment	0	0	0
Operating costs	(3,398,000)	0	0
Adjusted EBITDA	(4,460,000)	(4,511,000)	(2,620,000)
Depreciation	(2,096,000)	(10,000)	(22,000)
Write-off of unsuccessful exploration efforts	0	0	0
Total assets	158,596,000	215,755,000	357,000
Purchase of property, plant and equipment	1,432,000	0	0
Corporate [Member] | Other Segments [Member]
Disclosure of Segment information [Line Items]
Revenue	419,000	7,177,000	5,464,000
Sale of crude oil	0	0	0
Sale of purchased crude oil	419,000	7,177,000	5,464,000
Sale of gas	0	0	0
Commodity risk management contracts designated as cash flow hedges		0	0
Production and operating costs	(317,000)	(6,274,000)	(4,666,000)
Royalties in cash	0	0	0
Economic rights in cash		0
Share-based payment	0	0	0
Operating costs	(317,000)	(6,274,000)	(4,666,000)
Adjusted EBITDA	(5,323,000)	(8,814,000)	(8,838,000)
Depreciation		(2,000)	(3,000)
Write-off of unsuccessful exploration efforts	0	0	0
Total assets	$ 4,324,000	36,489,000	15,873,000
Purchase of property, plant and equipment		$ 0	$ 0